Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current:
Accrued payroll	$ 106,177	$ 99,463
Phantom RSU award liability	19,165	729
Accrued expenses	10,020	7,889
Other liabilities	7,125	7,246
Accrued payroll and other liabilities, current	142,487	115,327
Non-current:
Phantom RSU award liability	7,528	11,236
Security deposits	7,343	6,198
Other liabilities	0	291
Accrued payroll and other liabilities, non-current	27,513	28,781
Initial franchise fees
Non-current:
Deferred income	5,835	5,070
Excluding franchise, initial fees
Non-current:
Deferred income	$ 6,807	$ 5,986